NATURE OF OPERATIONS AND BASIS OF PRESENTATION - Restatement (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
NATURE OF OPERATIONS AND BASIS OF PRESENTATION
Current portion of notes payable, net	$ 7,308,988	$ 6,123,992	$ 3,462,515
Long-term portion of notes payable, net	750,000
Total current liabilities	$ 18,597,281	17,001,152	$ 6,389,799
As Previously Reported
NATURE OF OPERATIONS AND BASIS OF PRESENTATION
Current portion of notes payable, net		2,643,837
Long-term portion of notes payable, net		3,480,155
Total current liabilities		13,520,997
Adjustment
NATURE OF OPERATIONS AND BASIS OF PRESENTATION
Current portion of notes payable, net		3,480,155
Long-term portion of notes payable, net		(3,480,155)
Total current liabilities		$ 3,480,155